NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NOTES PAYABLE
Schedule of notes payables - related parties
	March 31, 2026	December 31, 2025
Non-convertible note payable	$11,810	$11,810
Less current portion	(11,810)	(11,810)
Net long-term portion	$-	$-

	December 31, 2025	December 31, 2024
Notes payable	$11,810	$11,810
Current portion	(11,810)	(11,810)
Net long-term portion	$-	$-

Schedule of notes payables - non related parties
	March 31,	December 31,
	2026	2025
Convertible notes payable	$9,183	$9,183
Non-convertible notes payable	17,500	17,500
Premium financing note payable	-	92,980
Net non-related party notes payable	26,683	119,663
Current portion	(26,683)	(119,663)
Net long-term portion	$-	$-

	December 31, 2025	December 31, 2024
Convertible notes payable	9,183	9,183
Non-convertible notes payable	17,500	17,500
Premium financing note payable	92,980	100,907
Net non-related party notes payable	119,663	127,590
Current portion	(119,663)	(127,590)
Net long-term portion	$-	$-